SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Calculate Fair Value of Options Granted) (Details) - Employees, officers and directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility			51.20%
Risk-free interest rate			2.96%
Contractual term		7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 19.69	$ 7.49	$ 4.86
Expected volatility	46.07%	46.03%
Risk-free interest rate	0.53%	1.62%
Early exercise multiple	0.00%	0.00%	0.00%
Contractual term	6 years 8 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of one ordinary share	$ 43.96	$ 41.55	$ 6.32
Expected volatility	49.22%	51.91%
Risk-free interest rate	1.74%	2.60%
Early exercise multiple	250.00%	250.00%	250.00%
Contractual term	7 years